Taxes Recoverable (Tables)	12 Months Ended
Dec. 31, 2022
Taxes Recoverable [Abstract]
Taxes recoverable

	December 31,
Description	2022	2021

Social Integration Program (" PIS ") and Contribution to Social Security Financing (" COFINS ")	135,176	61,049
Withholding income tax	39,528	19,768
Income taxes	29,359	15,488
Tax on the Circulation of Goods and Services (" ICMS ")	21,661	9,500
Others	9,167	3,894
	234,891	109,699